CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Loss for the year	$ (29,749)	$ (6,007)
Items not affecting operating activities:
Interest income received	(1,149)	(880)
Effect of exchange rate changes on cash and cash equivalents	1,479	1,967
Items not affecting cash:
Change in fair value of fair value through profit or loss assets	6,278	(6,162)
Equity income from investment in associates	(3,482)	0
Share - based payments	4,601	2,784
Bonus shares issued	13	0
Deferred income tax expense (recovery)	(3,898)	2,113
Depreciation	102	63
Depletion	3,029	1,123
Finance charges, net of settlement gains	2,560	0
Realized gain on sale of investments	(465)	(250)
Impairment charge	10,496	0
Loss on sale of royalty and other property interests	0	88
Shares received pursuant to property agreements	(2,561)	(3,756)
Unrealized foreign exchange (gain) loss	2,821	(31)
Changes in non-cash working capital items	34	(13)
Total cash used in operating activities	(9,891)	(8,961)
Cash flows used in investing activities
Option payments received	643	579
Interest received on cash and cash equivalents	219	295
Dividends and other distributions	2,424	207
Loan receivable, net of interest received	(2,359)	526
Proceeds from loan repayment	550	0
Acquisition of royalty and other property interests, net	(41,696)	(5,120)
Purchase of preferred shares	0	(4,797)
Purchase of equity investments	(47,970)	0
Proceeds (purchases) of fair value through profit and loss investments, net	(1,616)	395
Purchase of property and equipment	(206)	(165)
Reclamation bonds	(604)	276
Total cash used in investing activities	(90,615)	(7,804)
Cash flows from financing activities
Loans payable	54,491	0
Loan repayments	(1,487)	0
Proceeds from private placement	21,450	0
Share issue costs	(630)	0
Proceeds from exercise of options	1,407	2,156
Deferred financing costs	(446)	0
Total cash provided by financing activities	74,785	2,156
Effect of exchange rate changes on cash and cash equivalents	(1,479)	(1,967)
Change in cash and cash equivalents	(27,200)	(16,576)
Cash and cash equivalents, beginning	52,418	68,994
Cash and cash equivalents, ending	$ 25,218	$ 52,418